Basic and Diluted Loss per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Loss for the period	£ (4,470)	£ (1,318)	£ (9,827)	£ (7,712)
Basic and diluted weighted average number of shares	32,240	31,811	32,233	31,811
Basic and diluted loss per share	£ (0.14)	£ (0.04)	£ (0.30)	£ (0.24)